Schedule of Other Expenses (Income) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total other income	₪ 37,242	₪ 33,886	₪ 10,872
Total other expenses	24,437	81,024	13,000
Remeasurement of contingent consideration [member]
IfrsStatementLineItems [Line Items]
Total other income		897	10,572
Total other expenses		1,964
Government reimbursements [member]
IfrsStatementLineItems [Line Items]
Total other income	32,897	30,080
Remeasurement of provision for impairment of other receivables [member]
IfrsStatementLineItems [Line Items]
Total other income	2,403	1,277
Total other expenses
Other [member]
IfrsStatementLineItems [Line Items]
Total other income	1,942	1,632	300
Total other expenses	11,879	9,040	1,271
Impairment losses on goodwill [member]
IfrsStatementLineItems [Line Items]
Total other expenses		63,101
Impairment losses on property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Total other expenses		4,589
Changes in loan measured at fair value through profit or loss [member]
IfrsStatementLineItems [Line Items]
Total other expenses	12,558	2,330
Provision for impairment [member]
IfrsStatementLineItems [Line Items]
Total other expenses			₪ 11,729